Prepayment for Construction of Properties (Tables)	12 Months Ended
Dec. 31, 2025
Prepayment for Construction of Properties [Abstract]
Schedule of Prepayment for Construction of Properties
	December 31, 2025	December 31, 2024
Orchard construction project	$11,502,183	$6,663,795
Fruit planting construction and planting project	2,859,962	-
Total	$14,362,145	$6,663,795